PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,940,925		¥ 3,583,503	$ 555,068
Less: accumulated depreciation	(385,042)		(308,210)	(54,232)
Impairment charges	¥ (9,010)	$ (1,269)	¥ (16,148)
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Property, plant and equipment after impairment	¥ 3,546,873		¥ 3,259,145	499,567
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	807,737		782,560	113,767
Medical equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	522,385		532,165	73,576
Electronic and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	58,999		58,038	8,310
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	3,718		3,717	524
Leasehold improvement and building improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	81,766		75,032	11,517
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 2,466,320		¥ 2,131,991	$ 347,374